COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Note 9 - COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

On November 15, 2017, the Company signed a three-year lease agreement for approximately 4,100 square feet of office space located in Winter Garden, Florida in which the Company has its headquarters. The lease provided for a one-year renewal term at the option of the Company that the company exercised. An amendment to this lease was signed on October 26, 2020 which extended the lease term through October 31, 2021. As of June 30, 2021, undiscounted future lease obligations for the office space are $41,520 for period ending June 30, 2021.

On January 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842), which requires a lessee, in most leases, to initially recognize a lease liability for the obligation to make lease payments and a right of use asset for the right to use the underlying asset for the lease term. In arriving at the right of use lease asset as of January 1, 2019, we applied the weighted-average incremental borrowing rate of11.9% over a weighted-average remaining lease term of 1.6 years. The Company adopted this standard using the cumulative-effect adjustment method and elected certain practical expedients allowed under the standard.

iCoreConnect, Inc. Lease Commitments
as of 06/30/2021
Less than 1 year	1-3 years	3-5 years	Total
$73,980	$57,680	$-	$131,660

Lease costs for the 6 months ending June 30, 2021 were $72,880 and cash paid for amounts included in the measurement of lease liabilities for the year ended June 30, 2020 were $44,000. As of December 31, 2020, the following represents the difference between the remaining undiscounted lease commitments under non-cancelable leases and the lease liabilities:

Undiscounted minimum lease commitments	$131,660
Present value adjustment using incremental borrowing rate	(30,926)
Lease liabilities	$100,734

9. COMMITMENTS AND CONTINGENCIES

(A) LEASE COMMITMENTS

On November 15, 2017, the Company signed a three-year lease agreement for approximately 4,100 square feet of office space located in Winter Garden, Florida in which the Company has its headquarters. The lease provided for a one-year renewal term at the option of the Company that the company exercised. An amendment to this lease was signed on October 26, 2020 which extended the lease term through October 31, 2021. As of December 31, 2020, undiscounted future lease obligations for the office space are $68,000 for the year ended December 31, 2020.

On January 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842), which requires a lessee, in most leases, to initially recognize a lease liability for the obligation to make lease payments and a right of use asset for the right to use the underlying asset for the lease term. In arriving at the right of use lease asset as of January 1, 2019, we applied the weighted-average incremental borrowing rate of 11.9% over a weighted-average remaining lease term of 1.6 years. The Company adopted this standard using the cumulative-effect adjustment method and elected certain practical expedients allowed under the standard.

iCoreConnect, Inc. Lease Commitments
as of 12/31/2020
Less than 1 year	1-3 years	3-5years	Total
$100,114	$68,000	$-	$168,114

Lease costs for the year ended December 31, 2020 were $123,500 and cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019 were $57,000. As of December 31, 2020, the following represents the difference between the remaining undiscounted lease commitments under non-cancelable leases and the lease liabilities:

Undiscounted minimum lease commitments	$168,114
Present value adjustment using incremental borrowing rate	(17,637)
Lease liabilities	$150,477

(B) EMPLOYMENT AGREEMENTS WITH NAMED EXECUTIVE OFFICERS

On July 1, 2018, Robert McDermott, the President and Chief Executive Officer of the Company, entered into an employment agreement with the Company pursuant to which the Company employed Mr. McDermott for a term of three years and six months. Mr. McDermott received a starting annual base salary of $250,000 per annum which increased to $262,500 per annum on July 1, 2019 and will increase to $275,500 per annum on July 1, 2020 and $289,000per annum on July 1, 2021. In addition, Mr. McDermott is eligible to receive incentive bonus compensation pursuant to an executive bonus plan approved by the Board of Directors or the Compensation Committee of the Board of Directors. For the year ended December 31, 2018 Mr. McDermott received a bonus of 350,000 restricted shares and for the year ended December 31, 2019 he received a cash bonus of $75,000 and the Company planned to award him 800,000 restricted shares in early 2020 which has been reflected as compensation expense in the accompanying 2019 Consolidated Statements of Operations. Also, Mr. McDermott was awarded an option to purchase 700,000 shares of the Company’s Common Stock of which 33% (233,333 shares) vested on July 1, 2018, another 33% (233,333 shares) vested on July 1, 2019 and the remaining 33% (233,334 shares) vested on July 1, 2020. In the event of termination of Mr. McDermott’s employment due to a change in control, by reason of his death or disability or by the Company without cause, his stock options that have not already vested will fully vest on the date of termination and any restrictions on any restricted stock owned by Mr. McDermott shall be lifted. Further, in the event of the termination of Mr. McDermott’s employment (i) due to a change in control Mr. McDermott will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the 24 month period following the date of termination, (ii) due to death or disability Mr. McDermott or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. McDermott will continue to receive his base salary for the 18 month period following the date of termination or through the end of the employment period, whichever is longer. On October 1, 2018, David Fidanza, the Chief Information Officer of the Company, entered into an employment agreement with the Company, pursuant to which the Company employed Mr. Fidanza for a term of three years. Mr. Fidanza received a starting annual base salary of $115,000 per annum which increased to $125,000 per annum on October 1, 2019 and to $130,000 per annum on October 1, 2020. Also, Mr. Fidanza was awarded an option to purchase 300,000 shares of the Company’s Common Stock. 33% of the option award (100,000 shares) vested on October 1, 2018, another 33% (100,000shares) vested on October 1, 2019 and the remaining 33% (100,000 shares) vested on October 1, 2020. In the event of termination of Mr. Fidanza’s employment due to a change in control, by reason of his death or disability or by the Company without cause, the stock option will become fully vested on the date of termination and any restrictions on any restricted stock owned by Mr. Fidanza shall be lifted. Further, in the event of the termination of Mr. Fidanza’s employment (i) due to a change in control Mr. Fidanza will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Fidanza or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Fidanza will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer.

On November 1, 2018, Murali Chakravarthi, the Chief Technology Officer of the Company, entered into an employment agreement with the Company, pursuant to which the Company employed Mr. Chakravarthi for three years. Mr. Chakravarthi is to receive an annual base salary of $120,000. Also, Mr. Chakravarthi was awarded an option to purchase 300,000 shares of the Company’s Common Stock. 33% of the option award (100,000 shares) vested on November 1, 2018, another 33% (100,000 shares) vested on November 1, 2019 and the remaining 33% (100,000 shares) vested on November 1, 2020. In the event of termination of Mr. Chakravarthi’s employment due to a change in control, by reason of his death or disability or by the Company without cause, the stock option will become fully vested on the date of termination and any restrictions on any restricted stock owned by Mr. Chakravarthi shall be lifted. Further, in the event of the termination of Mr. Chakravarthi’s employment (i) due to a change in control Mr. Chakravarthi will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Chakravarthi or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Chakravarthi will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer.

(C) LITIGATION

From time to time, the Company may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. Litigation is, however, subjective to inherent uncertainties and an adverse result in these or other matters may harm the Company’s business. The Company is not aware of any legal proceedings or claims that it believes would or could have, individually or in the aggregate, a material adverse effect on its operations or financial position.